Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 200	$ 674
Accrued expenses and fees	99	83
Electronic design automation liabilities	47	40
Trade payables	63	26
Customer deposits	$ 7	$ 7
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total other current liabilities	Total other current liabilities
Finance lease liabilities	$ 10	$ 5
Total other current liabilities	426	835
Related Parties
Other Current Liabilities [Line Items]
Trade payables	11	7
Total other current liabilities	$ 11	$ 7